Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of segment reporting	The presentation of the segment report was updated to remove the adjusted EBITDA non-GAAP measure, “net other cash costs”, “net other”, and “non-underlying items” and retain profit or loss as the primary measure of profitability, being one of the measures of financial information regularly provided to the chief operating decision maker. The segment reports of prior periods have been aligned with the revised presentation.
The table below summarises the segmental information disclosed in note 2.1 and 2.2:

		31 December 2023								31 December 2022							31 December 2021
		Group	Americas	Southern Africa			Europe	Australia	Group	Group	Americas	Southern Africa			Europe	Group	Group	Americas	Southern Africa			Group
Figures in million – SA rand	Notes	Total	Total US PGM operations	Total SA operations	Total SA PGM	Total SA gold	Total EU operations	Total AUS operations	Group Corporate and reconcilin g items[1]	Total	Total US PGM operations	Total SA operations	Total SA PGM	Total SA gold	Total EU operation s	Group Corporate and reconcilin g items[1]	Total	Total US PGM operations	Total SA operations	Total SA PGM	Total SA gold	Group Corporate and reconcilin g items[1]
Revenue		113,684	23,812	84,736	55,593	29,143	3,024	2,251	(139)	138,288	46,090	89,507	71,665	17,842	3,140	(449)	172,194	59,053	113,512	85,154	28,358	(371)
Underground		83,612	10,494	73,257	52,375	20,882	—	—	(139)	92,325	13,823	78,951	68,182	10,769	—	(449)	120,403	18,343	102,431	81,477	20,954	(371)
Surface		13,730	—	11,479	3,218	8,261	—	2,251	—	10,556	—	10,556	3,483	7,073	—	—	11,081	—	11,081	3,677	7,404	—
Recycling/processing		16,342	13,318	—	—	—	3,024	—	—	35,407	32,267	—	—	—	3,140	—	40,710	40,710	—	—	—	—
Cost of sales, before amortisation and depreciation		(89,756)	(22,391)	(60,780)	(36,699)	(24,081)	(4,329)	(2,256)	—	(94,537)	(38,452)	(52,454)	(32,280)	(20,174)	(3,631)	—	(101,013)	(46,787)	(54,226)	(31,971)	(22,255)	—
Underground		(62,482)	(9,680)	(52,802)	(34,819)	(17,983)	—	—	—	(52,734)	(7,459)	(45,275)	(30,528)	(14,747)	—	—	(54,989)	(7,567)	(47,422)	(30,430)	(16,992)	—
Surface		(10,234)	—	(7,978)	(1,880)	(6,098)	—	(2,256)	—	(7,179)	—	(7,179)	(1,752)	(5,427)	—	—	(6,804)	—	(6,804)	(1,541)	(5,263)	—
Recycling/processing		(17,040)	(12,711)	—	—	—	(4,329)	—	—	(34,624)	(30,993)	—	—	—	(3,631)	—	(39,220)	(39,220)	—	—	—	—
Amortisation and depreciation		(10,012)	(3,390)	(5,357)	(2,975)	(2,382)	(206)	(1,059)	—	(7,087)	(2,803)	(4,126)	(2,418)	(1,708)	(158)	—	(8,293)	(2,601)	(5,692)	(2,515)	(3,177)	—
Interest income		1,369	213	1,089	478	611	53	10	4	1,203	309	893	402	491	—	1	1,202	382	805	219	586	15
Finance expense		(3,299)	(1,134)	(1,603)	(706)	(897)	(67)	(184)	(311)	(2,840)	(952)	(1,547)	(831)	(716)	(15)	(326)	(2,496)	(954)	(1,233)	(666)	(567)	(309)
Share-based payments		(113)	(39)	(71)	(18)	(53)	6	—	(9)	(218)	(47)	(169)	(73)	(96)	—	(2)	(383)	(73)	(310)	(89)	(221)	—
Gain/(loss)on financial instruments	7	235	(2,064)	1,938	1,957	(19)	(168)	515	14	(4,279)	(242)	(4,188)	(3,477)	(711)	144	7	(6,279)	233	(6,563)	(6,507)	(56)	51
Gain/(loss) on foreign exchange differences		1,973	12	1,920	1,894	26	55	(39)	25	616	(8)	623	208	415	(49)	50	1,149	3	1,146	363	783	—
Share of results of equity- accounted investees after tax		(1,174)	—	(1,156)	(1,471)	315	—	—	(18)	1,287	—	1,298	1,062	236	—	(11)	1,989	—	1,989	1,703	286	—
Other costs	8.1	(5,858)	(108)	(3,411)	(1,441)	(1,970)	(2,096)	(223)	(20)	(3,679)	(129)	(3,379)	(1,616)	(1,763)	(116)	(55)	(3,018)	(12)	(3,006)	(1,650)	(1,356)	—
Other income	8.2	1,232	12	1,071	571	500	102	42	5	1,110	102	963	385	578	45	—	764	—	764	211	553	—
Gain/(loss) on disposal of property, plant and equipment		105	(45)	150	79	71	—	—	—	162	5	157	54	103	—	—	36	(32)	68	29	39	—
(Impairments)/reversal of impairments	10	(47,454)	(38,919)	(3,239)	(506)	(2,733)	(1,607)	(3,689)	—	6	—	6	6	—	—	—	(5,148)	(1)	(5,147)	—	(5,147)	—
Early redemption premium on the 2025 Notes		—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(196)	(196)	—	—	—	—
Gain on acquisition	16.2	898	—	898	898	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Occupational healthcare gain		365	—	365	—	365	—	—	—	211	—	211	—	211	—	—	14	—	14	—	14	—
Restructuring costs		(515)	(41)	(474)	(351)	(123)	—	—	—	(363)	(2)	(361)	(26)	(335)	—	—	(107)	(3)	(104)	(27)	(77)	—
Transaction costs		(474)	(27)	—	—	—	—	(2)	(445)	(152)	(8)	(2)	(3)	1	—	(142)	(140)	(42)	—	—	—	(98)
Royalties and carbon tax		(1,052)	—	(921)	(805)	(116)	—	(131)	—	(1,824)	—	(1,824)	(1,772)	(52)	—	—	(2,718)	—	(2,718)	(2,548)	(170)	—
Mining and income tax		2,416	7,612	(5,116)	(4,152)	(964)	(44)	(2)	(34)	(8,924)	(340)	(8,541)	(9,705)	1,164	(39)	(4)	(13,761)	(1,511)	(12,180)	(12,112)	(68)	(70)
Current taxation		(3,178)	343	(3,408)	(3,081)	(327)	(80)	(2)	(31)	(9,282)	(655)	(8,623)	(8,373)	(250)	—	(4)	(13,506)	(1,422)	(12,014)	(11,745)	(269)	(70)
Deferred taxation		5,594	7,269	(1,708)	(1,071)	(637)	36	—	(3)	358	315	82	(1,332)	1,414	(39)	—	(255)	(89)	(166)	(367)	201	—
(Loss)/profit for the year		(37,430)	(36,497)	10,039	12,346	(2,307)	(5,277)	(4,767)	(928)	18,980	3,523	17,067	21,581	(4,514)	(679)	(931)	33,796	7,459	27,119	29,594	(2,475)	(782)
Sustaining capital expenditure		(6,056)	(2,180)	(3,514)	(2,057)	(1,457)	(248)	(114)	—	(4,946)	(1,185)	(3,671)	(2,056)	(1,615)	(90)	—	(4,119)	(796)	(3,323)	(2,019)	(1,304)	—
Ore reserve development		(9,137)	(3,889)	(5,248)	(2,551)	(2,697)	—	—	—	(6,640)	(2,887)	(3,753)	(2,123)	(1,630)	—	—	(5,535)	(1,354)	(4,181)	(1,577)	(2,604)	—
Growth projects		(6,886)	(774)	(3,591)	(1,038)	(2,553)	(2,470)	(51)	—	(4,313)	(1,345)	(2,239)	(925)	(1,314)	(729)	—	(3,086)	(2,411)	(675)	(203)	(472)	—
Total capital expenditure		(22,079)	(6,843)	(12,353)	(5,646)	(6,707)	(2,718)	(165)	—	(15,899)	(5,417)	(9,663)	(5,104)	(4,559)	(819)	—	(12,740)	(4,561)	(8,179)	(3,799)	(4,380)	—
			note 2.1				note 2.2				note 2.1				note 2.2			note 2.1
1Group corporate includes the Wheaton Stream transaction and mainly includes, corporate tax, interest and transaction costs
2.1    US PGM and total SA operations

Figures in million – SA rand	Total US PGM operations	Under- ground	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRDGOLD	Corporate and reconciling items[1]
2023
Revenue	23,812	10,494	13,318	84,736	55,593	22,722	27,282	4,563	1,026	3,217	(3,217)	29,143	8,292	8,833	4,804	1,398	5,816	—
Underground	10,494	10,494	—	73,257	52,375	20,530	27,282	4,563	—	3,217	(3,217)	20,882	8,106	8,062	4,714	—	—	—
Surface	—	—	—	11,479	3,218	2,192	—	—	1,026	—	—	8,261	186	771	90	1,398	5,816	—
Recycling/processing	13,318	—	13,318	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation[2]	(22,391)	(9,680)	(12,711)	(60,780)	(36,699)	(15,147)	(16,961)	(3,950)	(641)	(2,409)	2,409	(24,081)	(6,567)	(8,149)	(4,059)	(1,266)	(4,040)	—
Underground	(9,680)	(9,680)	—	(52,802)	(34,819)	(13,908)	(16,961)	(3,950)	—	(2,409)	2,409	(17,983)	(6,468)	(7,552)	(3,963)	—	—	—
Surface	—	—	—	(7,978)	(1,880)	(1,239)	—	—	(641)	—	—	(6,098)	(99)	(597)	(96)	(1,266)	(4,040)	—
Recycling/processing	(12,711)	—	(12,711)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Amortisation and depreciation	(3,390)	(3,386)	(4)	(5,357)	(2,975)	(1,135)	(1,537)	(234)	(47)	(475)	453	(2,382)	(1,015)	(796)	(328)	(1)	(194)	(48)
Interest income	213	213	—	1,089	478	50	248	126	42	32	(20)	611	75	73	41	24	311	87
Finance expense	(1,134)	(1,134)	—	(1,603)	(706)	(4,066)	(413)	(122)	—	(28)	3,923	(897)	(116)	(126)	(113)	(113)	(72)	(357)
Share-based payments	(39)	(39)	—	(71)	(18)	(9)	(13)	5	—	—	(1)	(53)	(3)	(2)	—	—	(25)	(23)
(Loss)/gain on financial instruments	(2,064)	(2,064)	—	1,938	1,957	5,067	1,753	(148)	—	—	(4,715)	(19)	23	18	12	28	14	(114)
Gain/(loss) on foreign exchange differences	12	12	—	1,920	1,894	(5)	1,703	165	33	(233)	231	26	—	—	—	—	5	21
Share of results of equity-accounted investees after tax	—	—	—	(1,156)	(1,471)	—	8	—	—	—	(1,479)	315	—	—	—	—	—	315
Other costs	(108)	(108)	—	(3,411)	(1,441)	83	(696)	(124)	(282)	(30)	(392)	(1,970)	(79)	(147)	(267)	(887)	(20)	(570)
Other income	12	12	—	1,071	571	2	164	50	—	37	318	500	3	—	19	(19)	1	496
(Loss)/gain on disposal of property, plant and equipment	(45)	(45)	—	150	79	33	44	3	—	(1)	—	71	23	15	16	—	10	7
(Impairments)/reversal of impairments	(38,919)	(38,919)	—	(3,239)	(506)	(2)	—	(21)	—	(2,287)	1,804	(2,733)	(2)	(1,616)	—	—	—	(1,115)
Gain on acquisition	—	—	—	898	898	—	—	898	—	—	—	—	—	—	—	—	—	—
Occupational healthcare gain	—	—	—	365	—	—	—	—	—	—	—	365	—	—	—	—	—	365
Restructuring costs	(41)	(41)	—	(474)	(351)	(94)	(206)	(50)	—	—	(1)	(123)	(25)	(232)	147	(4)	—	(9)
Transaction costs	(27)	(27)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Royalties and carbon tax	—	—	—	(921)	(805)	(355)	(442)	(9)	—	(133)	134	(116)	(41)	(44)	(24)	(6)	(1)	—
Mining and income tax	7,612			(5,116)	(4,152)	(1,734)	(2,161)	(99)	(35)	410	(533)	(964)	(814)	(571)	(469)	(1)	(432)	1,323
Current taxation	343			(3,408)	(3,081)	(1,195)	(1,621)	(124)	(11)	(38)	(92)	(327)	(2)	—	1	(1)	(305)	(20)
Deferred taxation	7,269			(1,708)	(1,071)	(539)	(540)	25	(24)	448	(441)	(637)	(812)	(571)	(470)	—	(127)	1,343
(Loss)/profit for the year	(36,497)			10,039	12,346	5,410	8,773	1,053	96	(1,900)	(1,086)	(2,307)	(246)	(2,744)	(221)	(847)	1,373	378
Sustaining capital expenditure	(2,180)	(2,178)	(2)	(3,514)	(2,057)	(644)	(1,097)	(286)	(30)	(1,057)	1,057	(1,457)	(490)	(421)	(114)	—	(432)	—
Ore reserve development	(3,889)	(3,889)	—	(5,248)	(2,551)	(669)	(1,882)	—	—	—	—	(2,697)	(1,461)	(912)	(324)	—	—	—
Growth projects	(774)	(774)	—	(3,591)	(1,038)	—	(893)	(20)	(125)	—	—	(2,553)	—	(117)	—	—	(882)	(1,554)
Total capital expenditure	(6,843)	(6,841)	(2)	(12,353)	(5,646)	(1,313)	(3,872)	(306)	(155)	(1,057)	1,057	(6,707)	(1,951)	(1,450)	(438)	—	(1,314)	(1,554)
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals, such as intercompany eliminations and share of results of equity-accounted investees after tax. This does not represent a separate segment as it does not generate revenue
2Included in cost of sales, before amortisation and depreciation is total write-down of inventory to net realisable value amounting to R1,694 million. This write-down mainly relates to PGM in process and PGM finished goods of R1,179 million and R423 million, respectively, of which R1,374 million relates to Stillwater as a result of the lower commodity price environment

Figures in million – SA rand	Total US PGM operations	Undergroun d	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRDGOLD	Corporate and reconciling items[1]
2022
Revenue	46,090	13,823	32,267	89,507	71,665	29,104	32,753	8,371	1,437	4,267	(4,267)	17,842	4,486	4,486	2,681	915	5,274	—
Underground	13,823	13,823	—	78,951	68,182	27,058	32,753	8,371	—	4,267	(4,267)	10,769	4,213	3,924	2,632	—	—	—
Surface	—	—	—	10,556	3,483	2,046	—	—	1,437	—	—	7,073	273	562	49	915	5,274	—
Recycling	32,267	—	32,267	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation	(38,452)	(7,459)	(30,993)	(52,454)	(32,280)	(13,546)	(14,603)	(3,548)	(583)	(1,936)	1,936	(20,174)	(5,281)	(6,381)	(3,910)	(822)	(3,780)	—
Underground	(7,459)	(7,459)	—	(45,275)	(30,528)	(12,377)	(14,603)	(3,548)	—	(1,936)	1,936	(14,747)	(5,085)	(5,821)	(3,841)	—	—	—
Surface	—	—	—	(7,179)	(1,752)	(1,169)		—	(583)	—	—	(5,427)	(196)	(560)	(69)	(822)	(3,780)	—
Recycling	(30,993)	—	(30,993)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Amortisation and depreciation	(2,803)	(2,799)	(4)	(4,126)	(2,418)	(981)	(1,205)	(180)	(40)	(342)	330	(1,708)	(721)	(469)	(305)	(3)	(176)	(34)
Interest income	309	81	228	893	402	43	214	109	30	102	(96)	491	68	57	35	35	265	31
Finance expense	(952)	(952)	—	(1,547)	(831)	(4,618)	(320)	(111)	—	(36)	4,254	(716)	(100)	(95)	(95)	(86)	(78)	(262)
Share-based payments	(47)	(47)	—	(169)	(73)	(27)	(36)	(9)	(1)	—	—	(96)	(20)	(15)	(10)	—	(19)	(32)
(Loss)/gain on financial instruments	(242)	(242)	—	(4,188)	(3,477)	(9,520)	(1,502)	—	—	(16)	7,561	(711)	7	8	6	—	—	(732)
(Loss)/gain on foreign exchange differences	(8)	(8)	—	623	208	155	(127)	165	5	(482)	492	415	—	—	—	—	4	411
Share of results of equity-accounted investees after tax	—	—	—	1,298	1,062	—	—	—	—	—	1,062	236	—	—	—	—	—	236
Other costs	(129)	(129)	—	(3,379)	(1,616)	161	(1,040)	(123)	(407)	(22)	(185)	(1,763)	(169)	(149)	(95)	(713)	(21)	(616)
Other income	102	102	—	963	385	2	220	133	—	1	29	578	2	—	—	(54)	85	545
Gain/(loss) on disposal of property, plant and equipment	5	5	—	157	54	20	35	—	—	(2)	1	103	16	19	9	—	10	49
Reversal of impairments/(impairments)	—	—	—	6	6	—	7	(1)	—	—	—	—	—	—	—	—	—	—
Gain on acquisition	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Occupational healthcare gain	—	—	—	211	—	—	—	—	—	—	—	211	—	—	—	—	—	211
Restructuring costs	(2)	(2)	—	(361)	(26)	(10)	(13)	(3)	—	—	—	(335)	(6)	(33)	(290)	(2)	—	(4)
Transaction costs	(8)	(8)	—	(2)	(3)	—	(3)	—	—	—	—	1	—	—	—	—	—	1
Royalties and carbon tax	—	—	—	(1,824)	(1,772)	(1,023)	(735)	(13)	—	(127)	126	(52)	(22)	(22)	(3)	(5)	—	—
Mining and income tax	(340)			(8,541)	(9,705)	(3,759)	(4,459)	(1,348)	(122)	(346)	329	1,164	78	(187)	154	—	(351)	1,470
Current taxation	(655)			(8,623)	(8,373)	(3,169)	(3,766)	(1,288)	(130)	(208)	188	(250)	(6)	(3)	—	—	(226)	(15)
Deferred taxation	315			82	(1,332)	(590)	(693)	(60)	8	(138)	141	1,414	84	(184)	154	—	(125)	1,485
Profit/(loss) for the year	3,523			17,067	21,581	(3,999)	9,186	3,442	319	1,061	11,572	(4,514)	(1,662)	(2,781)	(1,823)	(735)	1,213	1,274
Sustaining capital expenditure	(1,185)	(1,184)	(1)	(3,671)	(2,056)	(690)	(1,072)	(273)	(21)	(864)	864	(1,615)	(358)	(455)	(155)	—	(647)	—
Ore reserve development	(2,887)	(2,887)	—	(3,753)	(2,123)	(687)	(1,436)	—	—	—	—	(1,630)	(794)	(620)	(216)	—	—	—
Growth projects	(1,345)	(1,345)	—	(2,239)	(925)	—	(924)	—	—	—	(1)	(1,314)	—	(210)	(4)	—	(124)	(976)
Total capital expenditure	(5,417)	(5,416)	(1)	(9,663)	(5,104)	(1,377)	(3,432)	(273)	(21)	(864)	863	(4,559)	(1,152)	(1,285)	(375)	—	(771)	(976)
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals, such as intercompany eliminations and share of results of equity-accounted investees after tax. This does not represent a separate segment as it does not generate revenue

Figures in million – SA rand	Total US PGM operations	Undergroun d	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRDGOLD	Corporate and reconciling items[1]
2021
Revenue	59,053	18,343	40,710	113,512	85,154	31,749	41,610	10,293	1,503	4,393	(4,394)	28,358	7,932	9,294	5,343	999	4,790	—
Underground	18,343	18,343	—	102,431	81,477	29,575	41,610	10,293	—	4,393	(4,394)	20,954	7,722	8,089	5,143	—	—	—
Surface	—	—	—	11,081	3,677	2,174	—	—	1,503	—	—	7,404	210	1,205	200	999	4,790	—
Recycling	40,710	—	40,710	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation	(46,787)	(7,567)	(39,220)	(54,226)	(31,971)	(11,464)	(16,561)	(3,416)	(531)	(1,587)	1,588	(22,255)	(5,691)	(7,844)	(4,565)	(808)	(3,347)	—
Underground	(7,567)	(7,567)	—	(47,422)	(30,430)	(10,454)	(16,561)	(3,416)	—	(1,587)	1,588	(16,992)	(5,559)	(6,986)	(4,447)	—	—	—
Surface	—	—	—	(6,804)	(1,541)	(1,010)	—	—	(531)	—	—	(5,263)	(132)	(858)	(118)	(808)	(3,347)	—
Recycling	(39,220)	—	(39,220)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Amortisation and depreciation	(2,601)	(2,598)	(3)	(5,692)	(2,515)	(885)	(1,099)	(495)	(31)	(274)	269	(3,177)	(1,165)	(1,064)	(691)	(11)	(188)	(58)
Interest income	382	10	372	805	219	22	92	97	7	12	(11)	586	60	47	31	22	222	204
Finance expense	(954)	(897)	(57)	(1,233)	(666)	(4,201)	(328)	(116)	—	(5)	3,984	(567)	(99)	(85)	(82)	(63)	(60)	(178)
Share-based payments	(73)	(73)	—	(310)	(89)	(35)	(42)	(12)	—	—	—	(221)	(20)	(32)	(21)	—	(19)	(129)
(Loss)/gain on financial instruments	233	233	—	(6,563)	(6,507)	(12,265)	(1,185)	—	—	—	6,943	(56)	7	9	3	—	1	(76)
Gain/(loss) on foreign exchange differences	3	3	—	1,146	363	22	158	166	34	(43)	26	783	—	—	—	—	(3)	786
Share of results of equity-accounted investees after tax	—	—	—	1,989	1,703	—	—	—	—	—	1,703	286	—	—	—	—	—	286
Other costs	(12)	(12)	—	(3,006)	(1,650)	142	(1,092)	(85)	(492)	(42)	(81)	(1,356)	(76)	(71)	(47)	(599)	(21)	(542)
Other income	—	—	—	764	211	3	98	76	—	—	34	553	6	2	3	80	5	457
(Loss)/gain on disposal of property, plant and equipment	(32)	(32)	—	68	29	27	1	1	—	—	—	39	16	8	15	—	—	—
Impairments	(1)	(1)	—	(5,147)	—	—	—	—	—	—	—	(5,147)	(212)	(3,642)	(1,293)	—	—	—
Early redemption premium on the 2025 Notes	(196)	(196)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Gain on acquisition	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Occupational healthcare gain	—	—	—	14	—	—	—	—	—	—	—	14	—	—	—	—	—	14
Restructuring costs	(3)	(3)	—	(104)	(27)	(23)	(2)	(2)	—	—	—	(77)	(5)	(53)	(11)	(3)	—	(5)
Transaction costs	(42)	(42)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Royalties and carbon tax	—	—	—	(2,718)	(2,548)	(1,405)	(1,129)	(14)	—	(160)	160	(170)	(95)	(46)	(29)	(5)	—	5
Mining and income tax	(1,511)	—	—	(12,180)	(12,112)	(3,908)	(6,228)	(1,829)	(138)	(592)	583	(68)	36	1,145	226	—	(340)	(1,135)
Current taxation	(1,422)			(12,014)	(11,745)	(4,864)	(4,768)	(1,885)	(218)	(574)	564	(269)	(13)	(13)	(7)	—	(263)	27
Deferred taxation	(89)			(166)	(367)	956	(1,460)	56	80	(18)	19	201	49	1,158	233	—	(77)	(1,162)
Profit/(loss) for the year	7,459			27,119	29,594	(2,221)	14,293	4,664	352	1,702	10,804	(2,475)	694	(2,332)	(1,118)	(388)	1,040	(371)
Sustaining capital expenditure	(796)	(791)	(5)	(3,323)	(2,019)	(619)	(1,104)	(268)	(28)	(499)	499	(1,304)	(322)	(488)	(164)	—	(330)	—
Ore reserve development	(1,354)	(1,354)	—	(4,181)	(1,577)	(629)	(947)	—	—	—	(1)	(2,604)	(1,177)	(930)	(497)	—	—	—
Growth projects	(2,411)	(2,411)	—	(675)	(203)	—	(203)	—	—	—	—	(472)	—	(198)	(7)	—	(47)	(220)
Total capital expenditure	(4,561)	(4,556)	(5)	(8,179)	(3,799)	(1,248)	(2,254)	(268)	(28)	(499)	498	(4,380)	(1,499)	(1,616)	(668)	—	(377)	(220)
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals, such as intercompany eliminations and share of results of equity-accounted investees after tax. This does not represent a separate segment as it does not generate revenue
2.2    Sandouville nickel refinery and Century zinc retreatment operation

	31 December 2023						31 December 2022
Figures in million – SA rand	Total EU operations	Sandouville nickel refinery	Corporate and reconciling items[1]	Total AUS operations	Century zinc retreatment operation[2]	Corporate and reconciling items[1]	Total EU operations	Sandouville nickel refinery[3]	Corporate and reconciling items[1]
Revenue	3,024	3,024	—	2,251	2,251	—	3,140	3,140	—
Underground	—	—	—	—	—	—	—	—	—
Surface	—	—	—	2,251	2,251	—	—	—	—
Recycling/processing	3,024	3,024	—	—	—	—	3,140	3,140	—
Cost of sales, before amortisation and depreciation	(4,329)	(4,329)	—	(2,256)	(2,256)	—	(3,631)	(3,631)	—
Underground	—	—	—	—	—	—	—	—	—
Surface	—	—	—	(2,256)	(2,256)	—	—	—	—
Recycling/processing	(4,329)	(4,329)	—	—	—	—	(3,631)	(3,631)	—
Amortisation and depreciation	(206)	(199)	(7)	(1,059)	(1,059)	—	(158)	(153)	(5)
Interest income	53	—	53	10	6	4	—	—	—
Finance expense	(67)	(13)	(54)	(184)	(158)	(26)	(15)	(13)	(2)
Share-based payments	6	(8)	14	—	—	—	—	—	—
(Loss)/gain on financial instruments	(168)	44	(212)	515	515	—	144	—	144
Gain/(loss) on foreign exchange differences	55	55	—	(39)	(4)	(35)	(49)	9	(58)
Share of results of equity-accounted investees after tax	—	—	—	—	—	—	—	—	—
Other costs	(2,096)	(1,962)	(134)	(223)	(223)	—	(116)	(31)	(85)
Other income	102	95	7	42	42	—	45	44	1
Gain/(loss) on disposal of property, plant and equipment	—	—	—	—	—	—	—	—	—
Impairments	(1,607)	(1,607)	—	(3,689)	(3,689)	—	—	—	—
Occupational healthcare gain	—	—	—	—	—	—	—	—	—
Restructuring costs	—	—	—	—	—	—	—	—	—
Transaction costs	—	—	—	(2)	—	(2)	—	—	—
Royalties and carbon tax	—	—	—	(131)	(131)	—	—	—	—
Mining and income tax	(44)	—	(44)	(2)	—	(2)	(39)	—	(39)
Current taxation	(80)	—	(80)	(2)	—	(2)	—	—	—
Deferred taxation	36	—	36	—	—	—	(39)	—	(39)
Loss for the year	(5,277)	(4,900)	(377)	(4,767)	(4,706)	(61)	(679)	(635)	(44)
Sustaining capital expenditure	(248)	(248)	—	(114)	(114)	—	(90)	(90)	—
Ore reserve development	—	—	—	—	—	—	—	—	—
Growth projects	(2,470)	—	(2,470)	(51)	(51)	—	(729)	—	(729)
Total capital expenditure	(2,718)	(248)	(2,470)	(165)	(165)	—	(819)	(90)	(729)
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate revenue. Corporate and reconciling items for total EU operations includes Keliber
2Century's results are included for the 10 months ended 31 December 2023 since the effective date of acquisition (see note 16.1)
3Sandouville nickel refinery's results are included for the eleven months ended 31 December 2022 since the effective date of acquisition